Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Payables And Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2017	2018
	RMB	RMB	US$
Accrued payroll	81,623,990	91,993,195	13,379,855
Tax payables	32,262,859	166,802,584	24,260,430
Payable to suppliers	85,772,102	57,353,842	8,341,770
Payable to external service providers	45,122,393	52,443,595	7,627,605
Others	70,911,451	138,893,221	20,201,181
	315,692,795	507,486,437	73,810,841